Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Beginning Balance, January 1	$ 3,830	$ 3,350	$ 3,205
Additions based on tax positions taken during a prior period	358	713	1
Reductions based on tax positions taken during a prior period	(10)	(32)	(14)
Additions based on tax positions taken during the current period	41	103	425
Reductions related to settlement of tax matters	(973)	(52)	(46)
Reductions related to lapses of applicable statutes of limitation	(301)	(252)	(221)
Ending Balance, December 31	$ 2,945	$ 3,830	$ 3,350